Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans - Assumed Health Care Cost Trend Rates (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Retirement Benefits [Abstract]
Health care cost trend rate assumed for next year	7.25%	7.00%	7.25%
Ultimate trend rate	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2025	2023	2023